Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments
The movements in 2022 and 2021 were as follows:

	Interests in associates and joint ventures	Other investments
	£m	£m
1 January 2021	330.7	387.3
Additions	93.6	5.9
Earnings from associates - after interest and tax	23.8	—
Share of other comprehensive income of associate undertakings	13.5	—
Dividends	(53.4)	—
Other movements	(0.2)	—
Exchange adjustments	(22.5)	—
Disposals	(4.8)	(31.9)
Reclassification from subsidiaries	4.2	—
Revaluation of other investments through profit or loss	—	(7.5)
Revaluation of other investments through other comprehensive income	—	(35.5)
Amortisation of other intangible assets	(0.5)	—
Reversal of write-downs	28.5	—
31 December 2021	412.9	318.3
Additions	4.4	5.1
Loss from associates - after interest and tax	(60.4)	—
Share of other comprehensive income of associate undertakings	51.2	—
Dividends	(37.6)	—
Other movements	2.9	—
Exchange adjustments	17.1	—
Disposals	(9.6)	(16.0)
Reclassification to subsidiaries	(5.9)	—
Reclassification from associates to other investments	(22.5)	61.6
Revaluation of other investments through profit or loss	—	23.1
Revaluation of other investments through other comprehensive income	—	(22.3)
Amortisation of other intangible assets	(0.2)	—
Write-downs	(47.2)	—
31 December 2022	305.1	369.8

Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following table presents a summary of the aggregate financial performance of the Group’s associate undertakings and joint ventures.

	2022	2021	2020
	£m	£m	£m
(Loss)/earnings from associates - after interest and tax (note 4)	(60.4)	23.8	(136.0)
Share of other comprehensive income/(loss) of associate undertakings	51.2	13.5	(61.5)
Share of total comprehensive (loss)/income of associate undertakings	(9.2)	37.3	(197.5)